UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments:

Putnam Money Market Fund
The fund's portfolio
12/31/10 (Unaudited)

REPURCHASE AGREEMENTS (38.0%)(a)
			Principal amount	Value

Interest in $115,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with BNP Paribas
Securities Corp. due January 3, 2011 - maturity value
of $39,000,747 for an effective yield of 0.23%
(collateralized by various corporate bonds and notes
and various foreign government bonds and notes with
coupon rates ranging from 5.75% to 10.50% and due
dates ranging from July 14, 2014 to
September 15, 2029, valued at $120,750,001)			$39,000,000	$39,000,000
Interest in $81,500,000 joint tri-party repurchase
agreement dated December 31, 2010 with Citigroup
Global Markets, Inc. due January 3, 2011 - maturity
value of $40,701,017 for an effective yield of 0.30%
(collateralized by various corporate bonds and notes
with coupon rates ranging from zero % to 7.50% and due
dates ranging from a bond that matures on
January 18, 2011 to a perpetural bond that does not
have a predetermined maturity date, valued
at $85,575,001)			40,700,000	40,700,000
Interest in $248,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with Citigroup
Global Markets, Inc. due January 3, 2011 - maturity
value of $110,002,567 for an effective yield of 0.28%
(collateralized by various mortgage-backed securities
with coupon rates ranging from 2.75% to 6.00% and due
dates ranging from March 1, 2018 to November 15, 2040,
valued at $252,960,000)			110,000,000	110,000,000
Interest in $248,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with Deutsche Bank
Securities, Inc. due January 3, 2011 - maturity value
of $110,002,567 for an effective yield of 0.28%
(collateralized by various Federal National Mortgage
Assciation securities with coupon rates ranging from
2.97% to 7.00% and due dates ranging from
August 1, 2012 to July 1, 2047, valued at $252,960,000)			110,000,000	110,000,000
Interest in $63,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with Deutsche Bank
Securities, Inc. due January 3, 2011 - maturity value
of $22,000,458 for an effective yield of 0.25%
(collateralized by various corporate bonds and notes
and asset backed securities with coupon rates ranging
from zero % to 8.00% and due dates ranging from
September 30, 2011 to October 15, 2048, valued
at $66,150,000)			22,000,000	22,000,000
Interest in $228,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with Goldman Sachs &
Co. due January 3, 2011 - maturity value
of $90,001,125 for an effective yield of 0.15%
(collateralized by various mortgage-backed securities
with coupon rates ranging from zero % to 6.00% and due
dates ranging from May 1, 2023 to December 1, 2040,
valued at $232,560,000)			90,000,000	90,000,000
Interest in $87,500,000 joint tri-party repurchase
agreement dated December 31, 2010 with JPMorgan
Securities, Inc. due January 3, 2011 - maturity value
of $45,001,125 for an effective yield of 0.30%
(collateralized by various corporate bonds and notes
with coupon rates ranging from zero % to 8.00% and due
dates ranging from February 24, 2012 to
December 16, 2050, valued at $91,878,227)			45,000,000	45,000,000
Interest in $248,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with JPMorgan
Securities, Inc. due January 3, 2011 - maturity value
of $110,002,750 for an effective yield of 0.30%
(collateralized by various mortgage-backed securities
with coupon rates ranging from 3.50% to 8.50% and due
dates ranging from May 1, 2014 to September 1, 2050,
valued at $252,961,342)			110,000,000	110,000,000
Interest in $86,500,000 joint tri-party repurchase
agreement dated December 31, 2010 with Merrill Lynch &
Co. due January 3, 2011 - maturity value
of $45,001,013 for an effective yield of 0.27%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 0.724% to 6.15% and due
dates ranging from February 5, 2013 to
September 30, 2015, valued at $90,825,000)			45,000,000	45,000,000
Interest in $439,946,000 joint tri-party repurchase
agreement dated December 31, 2010 with Merrill Lynch &
Co. due January 3, 2011 - maturity value
of $132,924,769 for an effective yield of 0.25%
(collateralized by various mortgage-backed securities
with coupon rates ranging from 1.543% to 6.00% and due
dates ranging from July 1, 2027 to October 20, 2060,
valued at $448,744,920)			132,922,000	132,922,000

Total repurchase agreements (cost $744,622,000)				$744,622,000

ASSET-BACKED COMMERCIAL PAPER (19.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization	0.250	2/10/11	$5,000,000	$4,998,611

Alpine Securitization	0.240	1/21/11		10,650,000	10,648,580
Alpine Securitization	0.240	1/14/11		16,000,000	15,998,613
Bryant Park Funding, LLC	0.240	1/13/11		6,000,000	5,999,520
Bryant Park Funding, LLC	0.240	1/12/11		18,500,000	18,498,643
Fairway Finance, LLC	0.275	3/2/11		10,080,000	10,075,380
Fairway Finance, LLC	0.270	2/8/11		5,011,000	5,009,572
Fairway Finance, LLC	0.260	2/10/11		9,693,000	9,690,200
Fairway Finance, LLC	0.260	1/4/11		1,929,000	1,928,958
Falcon Asset Securitization Co., LLC	0.250	2/23/11		5,802,000	5,799,865
Falcon Asset Securitization Co., LLC	0.250	2/11/11		18,000,000	17,994,875
FCAR Owner Trust I	0.290	2/3/11		4,340,000	4,338,846
FCAR Owner Trust I	0.280	1/5/11		26,350,000	26,349,180
Gotham Funding Corp.	0.270	1/25/11		1,000,000	999,820
Gotham Funding Corp.	0.270	1/12/11		30,500,000	30,497,484
Liberty Street Funding, LLC	0.260	1/18/11		2,000,000	1,999,754
Liberty Street Funding, LLC	0.240	1/10/11		14,000,000	13,999,160
Manhattan Asset Funding Co., LLC	0.280	2/7/11		4,000,000	3,998,849
Manhattan Asset Funding Co., LLC	0.280	1/20/11		3,000,000	2,999,557
Manhattan Asset Funding Co., LLC	0.280	1/18/11		18,000,000	17,997,620
Manhattan Asset Funding Co., LLC	0.280	1/10/11		6,000,000	5,999,580
Old Line Funding Corp.	0.260	1/7/11		25,000,000	24,998,917
Sheffield Receivables (United Kingdom)	0.270	1/5/11		8,000,000	7,999,760
Sheffield Receivables (United Kingdom)	0.250	2/10/11		6,000,000	5,998,333
Sheffield Receivables (United Kingdom)	0.250	1/20/11		5,100,000	5,099,327
Straight-A Funding, LLC	0.260	2/2/11		13,000,000	12,996,996
Straight-A Funding, LLC	0.260	1/20/11		8,625,000	8,623,816
Straight-A Funding, LLC	0.260	1/19/11		3,000,000	2,999,610
Straight-A Funding, LLC	0.260	1/6/11		1,799,000	1,798,935
Straight-A Funding, LLC	0.250	3/9/11		13,000,000	12,993,951
Straight-A Funding, LLC	0.250	3/9/11		13,000,000	12,993,951
Straight-A Funding, LLC	0.240	2/14/11		9,000,000	8,997,360
Thunder Bay Funding, Inc.	0.240	1/21/11		30,000,000	29,996,000
Variable Funding Capital Co., LLC	0.260	2/17/11		30,000,000	29,989,817

Total asset-backed commercial paper (cost $381,309,440)					$381,309,440

CORPORATE BONDS AND NOTES (11.8%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Commonwealth Bank of Australia 144A sr. unsec. notes
FRN (Australia)	0.358	6/28/11		$25,400,000	$25,400,000
JPMorgan Chase Bank, NA sr. notes FRN	0.261	6/21/11		30,800,000	30,800,002
National Australia Bank, Ltd. 144A sr. unsec. notes
FRN (Australia)	0.291	1/27/11		30,400,000	30,400,001
Nordea Bank AB 144A FRN (Sweden)	0.314	6/20/11		26,100,000	26,100,000
Rabobank Nederland 144A sr. unsec. unsub. notes FRN
(Netherlands)	0.354	6/16/11		12,000,000	12,000,000
Roche Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes FRN	2.288	2/25/11		15,750,000	15,798,999
Royal Bank of Canada 144A sr. unsec. notes FRN
(Canada) (M)	0.700	5/15/14		29,425,000	29,432,031
Svenska Handelsbanken AB 144A FRN (Sweden)	0.319	2/11/11		27,000,000	27,000,000
Westpac Banking Corp. sr. unsec. notes FRN, MTN
(Australia)	0.358	5/27/11		18,000,000	18,000,000
Westpac Banking Corp. 144A sr. unsec. notes FRN
(Australia)	0.316	7/1/11		16,000,000	16,000,000

Total corporate bonds and notes (cost $230,931,033)					$230,931,033

U.S. TREASURY OBLIGATIONS (8.1%)(a)
	Yield (%)	Maturity date		Principal amount	Value

U.S. Treasury Bills	0.270	11/17/11		$22,000,000	$21,947,493
U.S. Treasury Bills	0.260	11/17/11		22,000,000	21,949,938
U.S. Treasury Bills	0.240	11/17/11		52,300,000	52,186,102
U.S. Treasury Notes (k)	1.750	11/15/11		20,000,000	20,247,835
U.S. Treasury Notes (k)	1.000	10/31/11		21,775,000	21,911,550
U.S. Treasury Notes (k)	0.750	11/30/11		20,000,000	20,088,291

Total U.S. treasury obligations (cost $158,331,209)					$158,331,209

MUNICIPAL BONDS AND NOTES (8.0%)(a)
	Yield (%)	Maturity date	Rating (RAT)	Principal amount	Value

California (0.3%)
California Educational Facilities Authority Commercial
Paper (Stanford University), Ser. STAN	0.270	2/23/11	P-1	$6,000,000	$6,000,000
					6,000,000

Connecticut (0.9%)
Yale University Commercial Paper	0.250	1/7/11	P-1	17,500,000	17,499,271
					17,499,271

Illinois (0.2%)
Chicago, Waste Water Transmission VRDN, Ser. C-3 (M)	0.280	1/1/39	VMIG1	4,000,000	4,000,000
					4,000,000

Indiana (0.6%)
Indiana State Finance Authority VRDN, Ser. A-2 (M)	0.280	2/1/37	VMIG1	11,500,000	11,500,000
					11,500,000

Maryland (0.5%)
Johns Hopkins University Commercial Paper Ser. A	0.290	2/1/11	P-1	9,600,000	9,600,000
					9,600,000

Missouri (0.6%)
Missouri State Health & Educational Facilities
Authority VRDN (Sisters of Mercy Health), Ser. A (M)	0.280	6/1/16	VMIG1	4,150,000	4,150,000
Missouri State Health & Educational Facilities
Authority VRDN (Washington University (The)), Ser. B
(M)	0.330	9/1/30	VMIG1	3,100,000	3,100,000
Missouri State Health & Educational Facilities
Authority VRDN (Washington University (The)), Ser. D
(M)	0.260	9/1/30	VMIG1	4,500,000	4,500,000
					11,750,000

Nevada (0.9%)
Reno, Nevada Sales Tax VRDN (Reno) (M)	0.280	6/1/42	VMIG1	19,200,000	19,200,000
					19,200,000

Oklahoma (0.5%)
Oklahoma State Capitol Improvement Authority State
Facilities VRDN (Higher Education), Ser. D2 (M)	0.250	7/1/32	VMIG1	2,800,000	2,800,000
Oklahoma State Turnpike Authority VRDN, Ser. B (M)	0.290	1/1/28	VMIG1	6,900,000	6,900,000
					9,700,000

Texas (0.7%)
Houston, Texas Independent School District VRDN
(Schoolhouse), PSFG (M)	0.340	6/15/31	VMIG1	5,400,000	5,400,000
San Antonio, Texas Education Facilities Corporation
VRDN (Trinity University) (M)	0.290	6/1/33	A-1	8,400,000	8,400,000
					13,800,000

Utah (1.1%)
Murray City, Utah Hospital VRDN (IHC Health Services,
Inc.), Ser. A (M)	0.280	5/15/37	VMIG1	7,390,000	7,390,000
Murray City, Utah Hospital VRDN (IHC Health Services,
Inc.), Ser. B (M)	0.280	5/15/37	VMIG1	13,600,000	13,600,000
					20,990,000

Virginia (1.1%)
University of Virginia Commercial Paper Ser. 03-A	0.280	3/2/11	P-1	7,000,000	7,000,000
University of Virginia Commercial Paper Ser. 03-A	0.270	3/3/11	P-1	14,500,000	14,500,000
					21,500,000

Wisconsin (0.6%)
University of Wisconsin Hospitals & Clinics Authority
VRDN, Ser. B (M)	0.280	4/1/34	VMIG1	11,100,000	11,100,000
					11,100,000

Total municipal bonds and notes (cost $156,639,271)					$156,639,271

COMMERCIAL PAPER (6.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Barclays U.S. Funding Corp. (United Kingdom)	0.250	1/11/11		$15,000,000	$14,998,958
Commonwealth Bank of Australia (Australia)	0.290	3/7/11		5,250,000	5,247,251
DnB NOR Bank ASA (Norway)	0.260	1/14/11		6,500,000	6,499,390
DnB NOR Bank ASA 144A FRN (Norway)	0.355	3/1/11		24,300,000	24,300,000
General Electric Capital Services, Inc.	0.250	2/22/11		28,500,000	28,489,708
HSBC Bank USA NA/New York, NY (United Kingdom)	0.245	1/26/11		31,000,000	30,994,726
Nationwide Building Society 144A (United Kingdom)	0.260	1/25/11		10,100,000	10,098,249
Nordea North America, Inc. (Sweden)	0.250	1/7/11		4,300,000	4,299,821

Total commercial paper (cost $124,928,103)					$124,928,103

CERTIFICATES OF DEPOSIT (5.2%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Australia)	0.270	3/9/11		$30,600,000	$30,600,000
Bank of Nova Scotia (Canada)	0.280	3/17/11		16,450,000	16,450,000
Lloyds TSB Bank PLC/New York, NY FRN (United Kingdom)	1.266	5/6/11		15,500,000	15,500,000
National Australia Bank, Ltd. (Australia)	0.275	1/12/11		4,900,000	4,900,007
Natixis/New York, NY FRN (France)	0.321	7/1/11		9,625,000	9,625,000
Toronto-Dominion-Bank/NY FRN (Canada)	0.266	2/4/11		25,700,000	25,700,000

Total certificates of deposit (cost $102,775,007)					$102,775,007

TIME DEPOSITS (2.5%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Credit Agricole S.A. (France)	0.160	1/3/11		$20,000,000	$20,000,000
US Bank, NA/Cayman Islands	0.250	1/3/11		28,649,000	28,649,000

Total time deposits (cost $48,649,000)					$48,649,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.2%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Federal Farm Credit Bank FRB, Ser. 1	0.271	2/28/11		$23,000,000	$23,000,000

Total U.S. government agency obligations (cost $23,000,000)					$23,000,000

TOTAL INVESTMENTS

Total investments (cost $1,971,185,063) (b)					$1,971,185,063

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
MTN	Medium Term Notes
PSFG	Permanent School Fund Guaranteed
VRDN	Variable Rate Demand Notes

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through December 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,959,505,073.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(k) The rates shown are the current interest rates at the close of the reporting period.

(M) The security's effective maturity date is less than one year.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN and VRDN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	78.6%
Australia	6.6
United Kingdom	4.6
Canada	3.6
Sweden	2.9
Norway	1.6
France	1.5
Netherlands	0.6

Total	100.0%

Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$--	$381,309,440	$--

Certificates of deposit	--	102,775,007	--

Commercial paper	--	124,928,103	--

Corporate bonds and notes	--	230,931,033	--

Municipal bonds and notes	--	156,639,271	--

Repurchase agreements	--	744,622,000	--

Time deposits	--	48,649,000	--

U.S. Government agency obligations	--	23,000,000	--

U.S. Treasury obligations	--	158,331,209	--

Totals by level	$--	$1,971,185,063	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2011